Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 1,819	$ 2,194	$ 275
Accounts receivable, net	678	836	388
Investment in lease, net-current portion	26	20	27
Inventory, net	928	674	479
Prepaid expenses and other current assets	63	85	95
Total current assets	3,514	3,809	1,264
Property and equipment, net	35	52	70
Investment in lease, net-less current portion	34	39	61
License and supply agreement, net	1,038	1,072	1,262
Other asset	11	11	21
Total assets	4,632	4,983	2,678
Current liabilities:
Secured revolving credit facility	150	711
Current portion of secured note payable	184
Accounts payable	1,069	872	585
Accrued expenses	328	218	240
Deferred revenue, current portion		70	70
Total current liabilities	1,731	1,871	895
Secured note payable, net of current portion	1,003
Unsecured long-term note payable, net of debt issuance costs and debt discount of $233 and $349, respectively		954	838
Long-term portion of deferred revenue		208	278
Total liabilities	2,734	3,033	2,011
Commitments and Contingencies (Note 13)
Stockholders' equity:
Preferred stock, value
Common stock, value	57	55	50
Additional paid-in capital	124,018	122,924	120,835
Accumulated other comprehensive income	80	77	67
Accumulated deficit	(122,257)	(121,106)	(120,285)
Total stockholders' equity	1,898	1,950	667
Total liabilities and stockholders' equity	$ 4,632	$ 4,983	$ 2,678